Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	fist_SupplementTextBlock	Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2015

Effective July 31, 2016, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

"Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C, F and IS classes will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2015)

	1 Year	5 Years	10 Years	Start of Performance[1]
A:
Return Before Taxes	(6.40)%	5.82%	4.16%	N/A
Return After Taxes on Distributions	(7.52)%	5.24%	3.73%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	(3.62)%	4.78%	3.65%	N/A
B:
Return Before Taxes	(7.01)%	5.91%	4.14%	N/A
C:
Return Before Taxes	(2.67)%	6.23%	3.98%	N/A
F:
Return Before Taxes	(2.94)%	6.82%	N/A	3.71%
IS:
Return Before Taxes	(0.64)%	7.29%	4.78%	N/A
S&P Municipal Bond Index [2] (reflects no deduction for fees, expenses or taxes)	3.32%	5.51%	4.66%	N/A
Russell 1000® Value Index [3] (reflects no deduction for fees, expenses or taxes)	(3.83)%	11.27%	6.16%	N/A
Dow Jones U.S. Select Dividend Index [4] (reflects no deduction for fees, expenses or taxes)	(1.64)%	12.78%	6.50%	N/A
S&P 500 Index [5]	1.38%	12.57%	7.31%	N/A
Morningstar Conservative Allocation Funds Average [6]	(2.32)%	4.30%	4.15%	N/A

1The Fund's F class start of performance date was May 31, 2007. The Fund's IS class start of performance was December 29, 2010. For the period prior to the commencement of operations of the IS class, the performance information shown is for the Fund's A class. The performance of the A class has been adjusted to reflect the expenses of the IS class for the periods (2004 and 2005) in which the expenses for A class were lower than the expenses for the IS class. For other periods (2006 through December 28, 2010), the performance of the A class has not been adjusted to reflect the expenses of the IS class, since the IS class had a lower expense ratio than the expense ratio of the A class during those periods. The performance of the A class also has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of fund expenses related to the A class during the period prior to commencement of the IS class.

2The S&P Municipal Bond Index (S&P Muni Index) is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the AMT. Eligibility criteria for inclusion in the S&P Muni Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The S&P Muni Index is rebalanced monthly.

3The Fund's adviser has elected to change the broad-based securities market index from the Dow Jones U.S. Select Dividend Index to the Russell 1000® Value Index (R1000V). The R1000V is more representative of the securities in which the Fund invests. The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

4The Dow Jones U.S. Select Dividend Index's universe is defined as all dividend-paying companies in the Dow Jones U.S. Total Market Index that have a non-negative, historical, five-year dividend-per-share growth rate, a five-year average dividend earnings-per-share ratio of less than or equal to 60% and three-month average daily trading volume of 200,000 shares. Current index components are included in the universe regardless of their dividend payout ratio. The Dow Jones U.S. Total Market Index is a rules-governed, broad-market benchmark that represents approximately 95% of the U.S. market capitalization.

5The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

6Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."

Federated Muni and Stock Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FMUAX)
CLASS B SHARES (TICKER FMNBX)
CLASS C SHARES (TICKER FMUCX)
CLASS F SHARES (TICKER FMUFX)
INSTITUTIONAL SHARES (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2015

Effective July 31, 2016, under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

"Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B, C, F and IS classes will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2015)

	1 Year	5 Years	10 Years	Start of Performance[1]
A:
Return Before Taxes	(6.40)%	5.82%	4.16%	N/A
Return After Taxes on Distributions	(7.52)%	5.24%	3.73%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	(3.62)%	4.78%	3.65%	N/A
B:
Return Before Taxes	(7.01)%	5.91%	4.14%	N/A
C:
Return Before Taxes	(2.67)%	6.23%	3.98%	N/A
F:
Return Before Taxes	(2.94)%	6.82%	N/A	3.71%
IS:
Return Before Taxes	(0.64)%	7.29%	4.78%	N/A
S&P Municipal Bond Index [2] (reflects no deduction for fees, expenses or taxes)	3.32%	5.51%	4.66%	N/A
Russell 1000® Value Index [3] (reflects no deduction for fees, expenses or taxes)	(3.83)%	11.27%	6.16%	N/A
Dow Jones U.S. Select Dividend Index [4] (reflects no deduction for fees, expenses or taxes)	(1.64)%	12.78%	6.50%	N/A
S&P 500 Index [5]	1.38%	12.57%	7.31%	N/A
Morningstar Conservative Allocation Funds Average [6]	(2.32)%	4.30%	4.15%	N/A

1The Fund's F class start of performance date was May 31, 2007. The Fund's IS class start of performance was December 29, 2010. For the period prior to the commencement of operations of the IS class, the performance information shown is for the Fund's A class. The performance of the A class has been adjusted to reflect the expenses of the IS class for the periods (2004 and 2005) in which the expenses for A class were lower than the expenses for the IS class. For other periods (2006 through December 28, 2010), the performance of the A class has not been adjusted to reflect the expenses of the IS class, since the IS class had a lower expense ratio than the expense ratio of the A class during those periods. The performance of the A class also has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of fund expenses related to the A class during the period prior to commencement of the IS class.

2The S&P Municipal Bond Index (S&P Muni Index) is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the AMT. Eligibility criteria for inclusion in the S&P Muni Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The S&P Muni Index is rebalanced monthly.

3The Fund's adviser has elected to change the broad-based securities market index from the Dow Jones U.S. Select Dividend Index to the Russell 1000® Value Index (R1000V). The R1000V is more representative of the securities in which the Fund invests. The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

4The Dow Jones U.S. Select Dividend Index's universe is defined as all dividend-paying companies in the Dow Jones U.S. Total Market Index that have a non-negative, historical, five-year dividend-per-share growth rate, a five-year average dividend earnings-per-share ratio of less than or equal to 60% and three-month average daily trading volume of 200,000 shares. Current index components are included in the universe regardless of their dividend payout ratio. The Dow Jones U.S. Total Market Index is a rules-governed, broad-market benchmark that represents approximately 95% of the U.S. market capitalization.

5The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

6Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."